Employees Benefit Expenses (Details) - Schedule of Employees Benefit Expenses	6 Months Ended
	Jun. 30, 2024 MYR (RM)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MYR (RM)	Jun. 30, 2023 USD ($)
Schedule of Employees Benefit Expenses [Line Items]
Wages and salaries	RM 7,064,194	$ 1,497,540	RM 6,860,747
Defined contribution plan	593,912	125,904	514,817
Other short-term benefits	47,320	10,031	394,661
Total	7,705,426	1,633,475	7,770,225	$ 1,664,608
Director [Member]
Schedule of Employees Benefit Expenses [Line Items]
Wages and salaries	1,808,696	383,426	1,758,118
Defined contribution plan	84,000	17,807	118,080
Other short-term benefits	1,147	243	1,159
Total	RM 1,893,843	$ 401,476	RM 1,877,357